Fair Value Measurements and Hedging - Fair value on a recurring basis - Significant Other Observable Inputs (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
ASSETS
asset position	$ 537	$ 77
Significant Other Observable Inputs (Level 2) | Not designated as cash flow hedges
ASSETS
Total	537	77
LIABILITIES
Total	1,799	609
Significant Other Observable Inputs (Level 2) | Designated as cash flow hedges
ASSETS
Total	0	0
LIABILITIES
Total	0	16
Forward freight agreements | Significant Other Observable Inputs (Level 2) | Not designated as cash flow hedges
ASSETS
asset position	537	17
LIABILITIES
liability position	0	0
Forward freight agreements | Significant Other Observable Inputs (Level 2) | Designated as cash flow hedges
ASSETS
asset position	0	0
LIABILITIES
liability position	0	0
Bunker swaps | Significant Other Observable Inputs (Level 2) | Not designated as cash flow hedges
ASSETS
asset position	0	60
LIABILITIES
liability position	1,799	0
Bunker swaps | Significant Other Observable Inputs (Level 2) | Designated as cash flow hedges
ASSETS
asset position	0	0
LIABILITIES
liability position	0	0
Interest rate swaps | Significant Other Observable Inputs (Level 2) | Not designated as cash flow hedges
ASSETS
asset position	0	0
LIABILITIES
liability position	0	609
Interest rate swaps | Significant Other Observable Inputs (Level 2) | Designated as cash flow hedges
ASSETS
asset position	0	0
LIABILITIES
liability position	$ 0	$ 16